Network Operations and Support Expenses - Summary of Network Operations and Support Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Operating and maintenance	¥ 70,943	¥ 65,087	¥ 64,056
Utility	14,637	13,818	13,477
Network resources usage and related fee	22,766	20,976	29,434
Others	11,171	9,918	9,095
Network operations and support expenses	¥ 119,517	¥ 109,799	¥ 116,062